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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585

                          Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2006 through June 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    RESEARCH
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/06

                               [LOGO]PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                            2
Portfolio Management Discussion                                  4
Portfolio Summary                                                8
Prices and Distributions                                         9
Performance Update                                              10
Comparing Ongoing Fund Expenses                                 14
Schedule of Investments                                         16
Financial Statements                                            24
Notes to Financial Statements                                   32
Trustees, Officers and Service Providers                        39

                                                                     President's

Dear Shareowner:
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

While U.S. markets fell in late May and early June, the economic events of the six- and 12-month periods ending June 30, 2006, have actually been characterized by continued low inflation at home and strong growth prospects abroad with rising commodity and stock prices.

According to the International Monetary Fund, international economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. The growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase, since we are close to full employment. That may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far the only sign of such a slowdown has been a cooling housing market. Yet many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effects for both consumers and investors over the intermediate-to-longer term. By restraining inflation, the Fed may also limit upward

Letter

pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable, and yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help shareowners work toward their long-term goals.

Respectfully,
/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

In the following interview, John Peckham, U.S. Equity Research Coordinator and member of the Pioneer Research Fund team, discusses the factors that influenced the Fund's performance for the six months ended June 30, 2006.

Q:   How did the U.S. stock market perform during the first half of the year?

A: The market finished the first half with a modest gain, but well off the highs set in early May. During the first four-plus months of the period, stocks remained supported by the combination of robust global growth and strong corporate earnings. The rally ended abruptly mid-way through the second quarter, however, on concerns about rising inflation pressures and the possibility that the U.S. Federal Reserve would raise interest rates to a higher level than had been anticipated. Despite a strong rebound in the final days of the period - which helped cement a positive six-month return for the major U.S. indices - the market closed June on a much more cautious tone than had existed less than two months earlier.

     For the semiannual period, the energy and materials sectors continued to outperform other sectors, while the technology, health care and consumer sectors lagged. In our view, the wide dispersion of returns among different areas of the market - which is very difficult to predict accurately - helps illustrate the value of our sector-neutral approach.

Q:   How did the Fund perform in relation to its benchmark and peer group?

A: Class A shares of the Fund produced a total return of 4.18% at net asset value during the six-month period ended June 30, 2006, outperforming the 2.71% return of the Fund's benchmark, the S&P 500 Index. The Fund also beat the 1.34% average return of the 881 funds in the Lipper Large-Cap Core category during the semiannual period. We are pleased to report that the Fund's long-term results versus the peer group also are very strong: it has finished in the top 11%, 14%, and 28% of the peer group over the one-, three- and five-year periods, respectively.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     Past performance is no guarantee of future results, however, we believe the Fund's strong performance over both the short-and long-term intervals has illustrated the value of our disciplined investment process. We manage the portfolio with an emphasis on individual stock picking, and we do not strive to predict the outlook for the economy, the market, or individual sectors. We therefore keep the Fund's sector weightings as close to the S&P 500 as possible, meaning that the Fund's performance is almost entirely the result of our stock selection. During the semiannual period, this approach worked well, as our stock picks outperformed the stocks in the benchmark index in 15 of the 24 subsectors we follow.

Q:   What factors helped performance during the reporting period?

A: Our stock selection in the energy sector was the most successful, where nearly all of the Fund's holdings outperformed the sector as a whole. In fact, the top two contributors in the entire portfolio during the first half were energy stocks: Weatherford International, an oil services company; and Occidental Petroleum, an exploration and production concern. Both benefited not only from the high prices of oil and gas, but also from their significant exposure to international opportunities.

     Our selection in the industrials sector also was very helpful to performance. Here, we were helped by owning John Deere, which benefited from a stronger than expected farm cycle; and by not owning General Electric, which underperformed.

     Our selection in the technology sector was a source of further outperformance for the Fund. A position in Macrovision gained ground as management's efforts to reconfigure the company's business model began to pay off in the first half of this year. Also in software, Oracle moved higher as the stock began to show the benefits of its recent acquisitions. In semiconductors, positions in

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06                            (continued)
--------------------------------------------------------------------------------

     Freescale Semiconductor and Texas Instruments were helpful to returns, and our decision to exit Intel early in the year enabled the Fund to avoid the stock's subsequent downturn. Elsewhere in tech, our ownership of Dell detracted from performance, but we made up ground through positions in Cisco Systems, which benefited from the improving outlook for corporate IT spending; and Qualcomm, in which we elected to take profits following an extended run-up in the company's stock price.

     In health care, which as a group delivered a negative absolute return, we added value by generating a return that was roughly flat. The top performers were our positions in the pharmacy benefit managers Medco Health Solutions and Caremark Rx, both of which outperformed the sector as a whole. Additionally, our holdings in pharmaceuticals, a potentially challenging subsector, performed well. Here, positions in Bristol-Myers Squibb and Astra Zeneca - which raised its earnings guidance and reported positive data for its cholesterol-reducing drug Crestor - both gained ground.

Q:   What elements of your positioning detracted from performance?

A: The only significant underperformance came from our stock picks in the consumer discretionary sector. The largest detractor was Carnival Cruise Lines, which was hit by a combination of rising energy prices, reduced bookings from middle class consumers, and the aftereffects of last autumn's Gulf Coast hurricanes. Also weighing on our performance in the sector was our decision not to own General Motors, whose shares surged during the first half of the year. While the stock performed well in the short-term, our overall view is that it represents a flawed long-term investment. On the plus side, our avoidance of homebuilding stocks, a sector that fell sharply on concerns of a slowing housing market, proved beneficial to performance.

     Our holdings in financials also underperformed. While our stocks only trailed the benchmark holdings by a small margin, this nonetheless impacted performance due to the large weighting of the sector in the Fund. Positions in Freddie Mac, Federated Investors and American International Group were the most significant detractors in the sector.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   Do you have any closing thoughts for shareholders?

A: The Fund generated outperformance in May and June, a difficult time for the market. In our view, this helps illustrate that a focus on company fundamentals becomes even more important when the broader investment environment becomes more challenging. As we move into the second half of the year, our outlook is positive for the individual stocks we hold in the Fund, and we do not foresee making any significant changes to the portfolio.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Research Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                             95.2%
Depositary Receipts for International Stocks                    1.8%
International Common Stocks                                     1.6%
Temporary Cash Investment                                       1.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                     20.4%
Information Technology                                         14.4%
Health Care                                                    13.2%
Industrials                                                    12.0%
Consumer Discretionary                                         10.6%
Energy                                                         10.3%
Consumer Staples                                                9.4%
Utilities                                                       3.5%
Telecommunication Services                                      3.1%
Materials                                                       3.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. ConocoPhillips                                             3.18%
 2. Citigroup, Inc.                                            3.00
 3. Chevron Corp.                                              2.64
 4. Merrill Lynch & Co., Inc.                                  2.46
 5. Tyco International, Ltd.                                   2.34
 6. Microsoft Corp.                                            2.31
 7. American Express Co.                                       2.23
 8. Procter & Gamble Co.                                       2.08
 9. Dell, Inc.                                                 2.02
10. Altria Group, Inc.                                         1.99

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Research Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Class     6/30/06       12/31/05
-----     -------       --------
  A        $10.21          $9.80
  B        $ 9.77          $9.42
  C        $ 9.82          $9.47
  Y        $10.28          $9.87

Distributions Per Share
--------------------------------------------------------------------------------

                     1/1/06 - 6/30/06
                     ----------------
           Income       Short-Term       Long-Term
Class    Dividends    Capital Gains    Capital Gains
-----    ---------    -------------    -------------
  A       $   -          $   -            $   -
  B       $   -          $   -            $   -
  C       $   -          $   -            $   -
  Y       $   -          $   -            $   -

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2006)
                           Net Asset       Public Offering
Period                    Value (NAV)        Price (POP)
Life-of-Class
(11/18/99)                   0.48%                -0.41%
5 Year                       2.44                  1.23
1 Year                      11.68                  5.25

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                           Pioneer         Standard & Poor's
                        Research Fund          500 Index
11/99                     $ 9,425               $10,000
                           10,315                10,543
 6/01                       8,731                 8,980
                            7,156                 7,366
 6/03                       6,956                 7,384
                            8,149                 8,795
 6/05                       8,821                 9,350
                            9,851                10,156

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2006)
                             If                     If
Period                      Held                 Redeemed
Life-of-Class
(11/18/99)                  -0.34%                -0.34%
5 Year                       1.60                  1.60
1 Year                      10.65                  6.65

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                           Pioneer         Standard & Poor's
                        Research Fund          500 Index
11/99                     $10,000               $10,000
                           10,892                10,543
 6/01                       9,158                 8,980
                            7,444                 7,366
 6/03                       7,181                 7,384
                            8,347                 8,795
 6/05                       8,959                 9,350
                            9,913                10,156

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2006)
                             If                     If
Period                      Held                 Redeemed
Life-of-Class
(11/19/99)                  -0.27%                -0.27%
5 Year                       1.66                  1.66
1 Year                      10.59                 10.59

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                           Pioneer         Standard & Poor's
                        Research Fund          500 Index
11/99                     $10,000               $10,000
                           10,891                10,543
 6/01                       9,160                 8,980
                            7,460                 7,366
 6/03                       7,206                 7,384
                            8,370                 8,795
 6/05                       8,993                 9,350
                            9,945                10,156

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2006)
                             If                      If
Period                      Held                  Redeemed
Life-of-Class
(8/11/04)                    0.51%                 0.51%
5 Years                      2.48                  2.48
1 Year                      11.69                 11.69

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                           Pioneer         Standard & Poor's
                        Research Fund          500 Index
11/99                     $10,000               $10,000
                           10,832                10,543
 6/01                       9,168                 8,980
                            7,515                 7,366
 6/03                       7,305                 7,384
                            8,557                 8,795
 6/05                       9,281                 9,350
                           10,365                10,156

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from November 18, 1999 to August 11, 2004. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Research Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on actual returns from January 1, 2006 through June 30, 2006.

Share Class                         A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 1/1/06
Ending Account Value            $1,041.80    $1,037.20    $1,037.00    $1,041.50
On 6/30/06
Expenses Paid During Period*    $    6.33    $   10.86    $   10.86    $    5.16

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 1.02% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

Share Class                         A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 1/1/06
Ending Account Value            $1,018.60    $1,014.13    $1,014.13    $1,019.74
On 6/30/06
Expenses Paid During Period*    $    6.26    $   10.74    $   10.74    $    5.11

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 2.15% and 1.02% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                                Value
            COMMON STOCKS - 98.1%
            Energy - 10.1%
            Integrated Oil & Gas - 7.6%
   38,986   Chevron Corp.                                          $ 2,419,471
   44,383   ConocoPhillips                                           2,908,418
   10,222   Occidental Petroleum Corp.                               1,048,266
    8,252   Suncor Energy, Inc.                                        668,495
                                                                   -----------
                                                                   $ 7,044,650
                                                                   -----------
            Oil & Gas Drilling - 1.4%
   17,846   Noble Drilling Corp.                                   $ 1,328,099
                                                                   -----------
            Oil & Gas Equipment & Services - 1.1%
   21,037   Weatherford International, Inc.*                       $ 1,043,856
                                                                   -----------
            Total Energy                                           $ 9,416,605
                                                                   -----------
            Materials - 3.0%
            Aluminum - 0.7%
   21,400   Alcoa, Inc.                                            $   692,504
                                                                   -----------
            Diversified Chemical - 1.1%
    8,065   Ashland, Inc.                                          $   537,935
   12,671   Dow Chemical Co.                                           494,549
                                                                   -----------
                                                                   $ 1,032,484
                                                                   -----------
            Industrial Gases - 1.2%
    8,972   Air Products & Chemicals, Inc.                         $   573,490
    9,425   Praxair, Inc.                                              508,950
                                                                   -----------
                                                                   $ 1,082,440
                                                                   -----------
            Total Materials                                        $ 2,807,428
                                                                   -----------
            Capital Goods - 9.1%
            Aerospace & Defense - 1.7%
   11,264   Northrop Grumman Corp.                                 $   721,572
   14,039   United Technologies Corp.                                  890,353
                                                                   -----------
                                                                   $ 1,611,925
                                                                   -----------
            Construction & Farm Machinery & Heavy Trucks - 2.7%
   20,244   Deere & Co.                                            $ 1,690,172
    8,140   Terex Corp.*                                               803,418
                                                                   -----------
                                                                   $ 2,493,590
                                                                   -----------

16 The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                Value
            Electrical Component & Equipment - 0.6%
   11,954   Thomas & Betts Corp.*                                  $   613,240
                                                                   -----------
            Industrial Conglomerates - 3.8%
   17,547   3M Co.                                                 $ 1,417,271
   77,982   Tyco International, Ltd.                                 2,144,505
                                                                   -----------
                                                                   $ 3,561,776
                                                                   -----------
            Industrial Machinery - 0.3%
    4,403   Flowserve Corp.*                                       $   250,531
                                                                   -----------
            Total Capital Goods                                    $ 8,531,062
                                                                   -----------
            Commercial Services & Supplies - 0.7%
            Diversified Commercial Services - 0.3%
    4,291   The Dun & Bradstreet Corp.*                            $   298,997
                                                                   -----------
            Office Services & Supplies - 0.4%
    8,829   Pitney Bowes, Inc.                                     $   364,638
                                                                   -----------
            Total Commercial Services & Supplies                   $   663,635
                                                                   -----------
            Transportation - 2.0%
            Air Freight & Couriers - 0.9%
    9,605   United Parcel Service                                  $   790,780
                                                                   -----------
            Railroads - 1.1%
    4,835   Burlington Northern, Inc.                              $   383,174
   12,581   Norfolk Southern Corp.                                     669,561
                                                                   -----------
                                                                   $ 1,052,735
                                                                   -----------
            Total Transportation                                   $ 1,843,515
                                                                   -----------
            Automobiles & Components - 0.5%
            Auto Parts & Equipment - 0.5%
    2,585   Johnson Controls, Inc.                                 $   212,539
    1,895   Magna International, Inc.                                  136,383
                                                                   -----------
                                                                   $   348,922
                                                                   -----------
            Total Automobiles & Components                         $   348,922
                                                                   -----------
            Consumer Durables & Apparel - 0.6%
            Apparel, Accessories & Luxury Goods - 0.6%
   13,027   Liz Claiborne, Inc.                                    $   482,781
                                                                   -----------
            Total Consumer Durables & Apparel                      $   482,781
                                                                   -----------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                                Value
            Consumer Services - 2.2%
            Hotels, Resorts & Cruise Lines - 1.0%
   22,768   Carnival Corp.                                         $   950,336
                                                                   -----------
            Restaurants - 1.2%
   33,959   McDonald's Corp.                                       $ 1,141,022
                                                                   -----------
            Total Consumer Services                                $ 2,091,358
                                                                   -----------
            Media - 3.5%
            Broadcasting & Cable TV - 1.8%
   51,406   Comcast Corp.*                                         $ 1,683,032
                                                                   -----------
            Movies & Entertainment - 0.9%
   22,761   Viacom, Inc. (Class B)                                 $   815,754
                                                                   -----------
            Publishing - 0.8%
   15,366   McGraw-Hill Co., Inc.                                  $   771,834
                                                                   -----------
            Total Media                                            $ 3,270,620
                                                                   -----------
            Retailing - 3.8%
            Apparel Retail - 1.8%
    8,643   Abercrombie & Fitch Co.                                $   479,081
   43,986   Ross Stores, Inc.                                        1,233,807
                                                                   -----------
                                                                   $ 1,712,888
                                                                   -----------
            Department Stores - 1.4%
   14,852   Federated Department Stores, Inc.*                     $   543,583
   10,448   J.C. Penney Co., Inc.                                      705,344
                                                                   -----------
                                                                   $ 1,248,927
                                                                   -----------
            General Merchandise Stores - 0.6%
   11,632   Target Corp.                                           $   568,456
                                                                   -----------
            Total Retailing                                        $ 3,530,271
                                                                   -----------
            Food & Drug Retailing - 2.3%
            Drug Retail - 0.7%
   22,669   CVS Corp.                                              $   695,938
                                                                   -----------
            Food Distributors - 0.4%
   11,248   Sysco Corp.                                            $   343,739
                                                                   -----------
            Hypermarkets & Supercenters - 1.2%
   23,956   Wal-Mart Stores, Inc.                                  $ 1,153,961
                                                                   -----------
            Total Food & Drug Retailing                            $ 2,193,638
                                                                   -----------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                Value
            Food, Beverage & Tobacco - 4.3%
            Brewers - 0.3%
    3,458   Molson Coors Brewing Co. (Class B)                     $   234,729
                                                                   -----------
            Packaged Foods & Meats - 0.8%
    8,747   Campbell Soup Co.                                      $   324,601
    7,672   General Mills, Inc.                                        396,336
                                                                   -----------
                                                                   $   720,937
                                                                   -----------
            Soft Drinks - 1.3%
   11,728   PepsiAmericas, Inc.*                                   $   259,306
   16,570   PepsiCo, Inc.                                              994,863
                                                                   -----------
                                                                   $ 1,254,169
                                                                   -----------
            Tobacco - 1.9%
   24,778   Altria Group, Inc.                                     $ 1,819,449
                                                                   -----------
            Total Food, Beverage & Tobacco                         $ 4,029,284
                                                                   -----------
            Household & Personal Products - 2.6%
            Household Products - 2.6%
    7,187   Kimberly-Clark Corp.                                   $   443,438
   34,313   Procter & Gamble Co.                                     1,907,803
                                                                   -----------
                                                                   $ 2,351,241
                                                                   -----------
            Total Household & Personal Products                    $ 2,351,241
                                                                   -----------
            Health Care Equipment & Services - 4.6%
            Health Care Services - 2.8%
    9,674   Caremark Rx, Inc.*                                     $   482,442
    4,886   Fresenius Medical Care AG*                                 561,480
    8,719   Laboratory Corp. of America Holdings*                      542,583
   18,241   Medco Health Solutions, Inc.*                            1,044,844
                                                                   -----------
                                                                   $ 2,631,349
                                                                   -----------
            Health Care Technology - 0.5%
   18,239   IMS Health, Inc.                                       $   489,717
                                                                   -----------
            Managed Health Care - 1.3%
   18,963   AETNA, Inc.*                                           $   757,193
    8,027   Coventry Health Care, Inc.*                                441,003
                                                                   -----------
                                                                   $ 1,198,196
                                                                   -----------
            Total Health Care Equipment & Services                 $ 4,319,262
                                                                   -----------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                                Value
            Pharmaceuticals & Biotechnology - 8.3%
            Biotechnology - 1.8%
   13,299   Amgen, Inc.*                                           $   867,494
   13,354   Cubist Pharmaceuticals, Inc.*                              336,254
   14,394   Vertex Pharmaceuticals, Inc.*                              528,404
                                                                   -----------
                                                                   $ 1,732,152
                                                                   -----------
            Pharmaceuticals - 6.5%
   15,441   Astrazeneca Plc (A.D.R.)                               $   930,162
   61,843   Bristol-Myers Squibb Co.                                 1,599,260
   44,040   Merck & Co., Inc.                                        1,604,377
   55,230   Schering-Plough Corp.                                    1,051,027
   26,845   Teva Pharmaceutical Industries, Ltd. (b)                   848,034
                                                                   -----------
                                                                   $ 6,032,860
                                                                   -----------
            Total Pharmaceuticals & Biotechnology                  $ 7,765,012
                                                                   -----------
            Banks - 5.1%
            Diversified Banks - 2.2%
   22,232   U.S. Bancorp                                           $   686,524
   25,422   Wachovia Corp.                                           1,374,822
                                                                   -----------
                                                                   $ 2,061,346
                                                                   -----------
            Regional Banks - 1.7%
   10,094   PNC Bank Corp.                                         $   708,296
    5,442   SunTrust Banks, Inc.                                       415,007
    5,709   Zions Bancorporation                                       444,959
                                                                   -----------
                                                                   $ 1,568,262
                                                                   -----------
            Thrifts & Mortgage Finance - 1.2%
   10,266   Freddie Mac                                            $   585,265
   41,131   Hudson City Bancorp, Inc.                                  548,276
                                                                   -----------
                                                                   $ 1,133,541
                                                                   -----------
            Total Banks                                            $ 4,763,149
                                                                   -----------
            Diversified Financials - 10.1%
            Asset Management & Custody Banks - 1.4%
   17,632   Federated Investors, Inc.*                             $   555,408
    8,826   Franklin Resources, Inc.*                                  766,185
                                                                   -----------
                                                                   $ 1,321,593
                                                                   -----------

20 The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                Value
            Consumer Finance - 2.2%
   38,435   American Express Co.                                   $ 2,045,511
                                                                   -----------
            Investment Banking & Brokerage - 2.4%
   32,382   Merrill Lynch & Co., Inc.                              $ 2,252,492
                                                                   -----------
            Diversified Financial Services - 4.1%
   22,525   Bank of America Corp.                                  $ 1,083,453
   56,988   Citigroup, Inc.                                          2,749,101
                                                                   -----------
                                                                   $ 3,832,554
                                                                   -----------
            Total Diversified Financials                           $ 9,452,150
                                                                   -----------
            Insurance - 4.7%
            Insurance Brokers - 0.8%
   21,152   Aon Corp.*                                             $   736,513
                                                                   -----------
            Life & Health Insurance - 0.8%
   13,851   MetLife, Inc.                                          $   709,310
                                                                   -----------
            Multi-Line Insurance - 2.8%
   26,073   American International Group, Inc.                     $ 1,539,611
   13,311   Hartford Financial Services Group, Inc.                  1,126,111
                                                                   -----------
                                                                   $ 2,665,722
                                                                   -----------
            Reinsurance - 0.3%
   11,327   Platinum Underwriter Holdings, Ltd.                    $   316,929
                                                                   -----------
            Total Insurance                                        $ 4,428,474
                                                                   -----------
            Software & Services - 5.0%
            IT Consulting & Other Services - 0.3%
    9,283   Accenture, Ltd.                                        $   262,895
                                                                   -----------
            Systems Software - 4.7%
   27,738   Macrovision Corp.*                                     $   596,922
   90,832   Microsoft Corp.                                          2,116,386
   85,660   Oracle Corp.*                                            1,241,213
   30,922   Symantec Corp.*                                            480,528
                                                                   -----------
                                                                   $ 4,435,049
                                                                   -----------
            Total Software & Services                              $ 4,697,944
                                                                   -----------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Research Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                                Value
            Technology Hardware & Equipment - 6.4%
            Communications Equipment - 3.0%
   66,545   Cisco Systems, Inc.*                                   $ 1,299,624
   45,526   Corning, Inc.*                                           1,101,274
    7,355   F5 Networks, Inc.*                                         393,345
                                                                   -----------
                                                                   $ 2,794,243
                                                                   -----------
            Computer Hardware - 3.4%
   16,888   Apple Computer, Inc.*                                  $   964,643
   75,587   Dell, Inc.*                                              1,845,079
   24,920   Palm, Inc.*(b)                                             401,212
                                                                   -----------
                                                                   $ 3,210,934
                                                                   -----------
            Total Technology Hardware & Equipment                  $ 6,005,177
                                                                   -----------
            Semiconductors - 2.7%
   30,968   Altera Corp.*                                          $   543,488
   34,729   Freescale Semiconductor, Inc. (Class B)*                 1,021,033
   32,238   Texas Instruments, Inc.                                    976,489
                                                                   -----------
                                                                   $ 2,541,010
                                                                   -----------
            Total Semiconductors                                   $ 2,541,010
                                                                   -----------
            Telecommunication Services - 3.1%
            Integrated Telecommunication Services - 1.3%
   35,174   Verizon Communications, Inc.                           $ 1,177,977
                                                                   -----------
            Wireless Telecommunication Services - 1.8%
   83,989   Sprint Nextel Corp.                                    $ 1,678,940
                                                                   -----------
            Total Telecommunication Services                       $ 2,856,917
                                                                   -----------
            Utilities - 3.4%
            Electric Utilities - 1.1%
   27,742   Allegheny Energy, Inc.*                                $ 1,028,396
                                                                   -----------
            Gas Utilities - 0.9%
    9,978   Questar Corp.                                          $   803,129
                                                                   -----------
            Independent Power Producer & Energy Traders - 1.4%
   11,624   NRG Energy, Inc.*                                      $   560,044
   13,079   TXU Corp.                                                  781,992
                                                                   -----------
                                                                   $ 1,342,036
                                                                   -----------
              Total Utilities                                      $ 3,173,561
                                                                   -----------

22 The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                Value
            TOTAL COMMON STOCKS
            (Cost $88,095,662)                                     $91,563,016
                                                                   -----------
            TEMPORARY CASH INVESTMENT - 1.4%
            Security Lending Collateral - 1.4%
1,343,362   Securities Lending Investment Fund, 5.16%              $ 1,343,362
                                                                   -----------
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost $1,343,362)                                      $ 1,343,362
                                                                   -----------
            TOTAL INVESTMENTS IN SECURITIES - 99.5%
            (Cost $89,439,304) (a)                                 $92,906,378
                                                                   -----------
            OTHER ASSET AND LIABILITIES - 0.5%                     $   471,340
                                                                   -----------
            TOTAL NET ASSETS - 100.0%                              $93,377,718
                                                                   ===========

*        Non-income producing security.

(A.D.R.) American Depository Receipt.

(a) At June 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $89,940,551 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost.                                        $5,814,375

         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value.                                        (2,848,548)
                                                                                  ----------
         Net unrealized gain                                                      $2,965,827
                                                                                  ==========

(b)      At June 30, 2006, the following securities were out on loan:

         Shares   Security                                                          Value
         24,920   Palm, Inc.*                                                    $   397,204
         26,845   Teva Pharmaceutical Industries, Ltd.                               839,567
                                                                                 -----------
                  Total                                                          $ 1,236,771
                                                                                 ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2006 aggregated $54,092,956 and $37,502,851 respectively.

The accompanying notes are an integral part of these financial statements.   23

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $1,236,771) (cost $89,439,304)                                   $92,906,378
  Cash                                                                 1,361,179
  Foreign currencies, at value (cost $4,384)                               4,474
  Receivables -
    Investment securities sold                                           291,920
    Fund shares sold                                                     444,598
    Dividends, interest and foreign taxes withheld                       104,643
    Due from Pioneer Investment Management, Inc.                           1,927
  Other                                                                    3,124
                                                                     -----------
      Total assets                                                   $95,118,243
                                                                     -----------
LIABILITIES:
  Payables -
    Investment securities purchased                                  $   288,502
    Fund shares repurchased                                                1,482
    Upon return of securities loaned                                   1,343,362
  Due to affiliates                                                        8,355
  Accrued expenses                                                        98,824
                                                                     -----------
      Total liabilities                                              $ 1,740,525
                                                                     -----------
NET ASSETS:
  Paid-in capital                                                    $91,260,720
  Undistributed net investment income                                    243,373
  Accumulated net realized loss on investments and foreign
    currency transactions                                             (1,593,539)
  Net unrealized gain on investments                                   3,467,074
  Net unrealized gain on other assets and liabilities
    denominated in foreign currencies                                         90
                                                                     -----------
      Total net assets                                               $93,377,718
                                                                     ===========
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $7,301,498/715,128 shares)                       $     10.21
                                                                     ===========
  Class B (based on $5,649,452/578,310 shares)                       $      9.77
                                                                     ===========
  Class C (based on $2,612,818/266,058 shares)                       $      9.82
                                                                     ===========
  Class Y (based on $77,813,950/7,566,271 shares)                    $     10.28
                                                                     ===========
MAXIMUM OFFERING PRICE:
  Class A ($10.21 [divided by] 94.25%)                               $     10.83
                                                                     ===========

24 The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $2,595)                 $  687,500
  Interest                                                                45,426
  Income from securities loaned, net                                         766
                                                                      ----------
      Total investment income                                                        $  733,692
                                                                                     ----------
EXPENSES:
  Management fees                                                     $  316,689
  Transfer agent fees and expenses
    Class A                                                                9,432
    Class B                                                                7,724
    Class C                                                                3,379
    Class Y                                                                  278
  Distribution fees
    Class A                                                                8,826
    Class B                                                               28,830
    Class C                                                               14,387
  Administrative reimbursements                                            9,479
  Custodian fees                                                          19,719
  Registration fees                                                       54,300
  Professional fees                                                       17,660
  Printing expense                                                         6,695
  Fees and expenses of nonaffiliated trustees                              3,815
  Miscellaneous                                                            2,789
                                                                      ----------
      Total expenses                                                                 $  504,002
      Less management fees waived and expenses
        reimbursed by Pioneer Investment Management, Inc.                               (14,885)
                                                                                     ----------
      Net expenses                                                                   $  489,117
                                                                                     ----------
        Net investment income                                                        $  244,575
                                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                                       $2,578,008
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                   (7,495)    $2,570,513
                                                                      ----------     ----------
  Change in net unrealized gain on:
    Investments                                                        $ 329,622
    Other assets and liabilities denominated in
      foreign currencies                                                      90     $  329,712
                                                                      ----------     ----------
  Net gain on investments                                                            $2,900,225
                                                                                     ----------
  Net increase in net assets resulting from operations                               $3,144,800
                                                                                     ==========

The accompanying notes are an integral part of these financial statements.   25

Pioneer Research Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/06 and the Year Ended 12/31/05

                                                                      Six Months
                                                                        Ended
                                                                       6/30/06      Year Ended
                                                                     (unaudited)     12/31/05
FROM OPERATIONS:
Net investment income                                                $   244,575    $   126,274
Net realized gain on investments and foreign
  currency transactions                                                2,570,513      2,308,059
Change in net unrealized gain on investments
  and foreign currency transactions                                      329,712      1,095,287
                                                                     -----------    -----------
    Net increase in net assets resulting
      from operations                                                $ 3,144,800    $ 3,529,620
                                                                     -----------    -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.03 per share, respectively)                $         -    $   (23,180)
    Class Y ($0.00 and $0.02 per share, respectively)                          -        (99,287)
                                                                     -----------    -----------
      Total distributions to shareowners                             $         -    $  (122,467)
                                                                     -----------    -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $19,917,581    $54,833,483
Reinvestment of distributions                                               (173)       118,371
Cost of shares repurchased                                            (3,931,505)    (5,126,177)
                                                                     -----------    -----------
    Net increase in net assets resulting from
      Fund share transactions                                        $15,985,903    $49,825,677
                                                                     -----------    -----------
    Net increase in net assets                                       $19,130,703    $53,232,830
NET ASSETS:
Beginning of period                                                   74,247,015     21,014,185
                                                                     -----------    -----------
End of period (including undistributed (distributions in
  excess of) net investment income of $243,373 and
  ($1,202), respectively)                                            $93,377,718    $74,247,015
                                                                     ===========    ===========

26 The accompanying notes are an integral part of these financial statements.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 '06 Shares    '06 Amount     '05 Shares    '05 Amount
                                 (unaudited)   (unaudited)
CLASS A
Shares sold                          36,703    $   385,156       108,209    $ 1,011,308
Reinvestment of distributions           (18)          (173)        1,970         19,606
Less shares repurchased             (89,563)      (908,878)     (225,160)    (2,112,178)
                                  ---------    -----------     ---------    -----------
    Net decrease                    (52,878)   $  (523,895)     (114,981)   $(1,081,264)
                                  =========    ===========     =========    ===========
CLASS B
Shares sold                          57,930    $   562,868        23,388    $   211,334
Less shares repurchased             (78,820)      (770,223)     (210,174)    (1,879,166)
                                  ---------    -----------     ---------    -----------
    Net decrease                    (20,890)   $  (207,355)     (186,786)   $(1,667,832)
                                  =========    ===========     =========    ===========
CLASS C
Shares sold                           7,340    $    71,933        37,911    $   338,253
Less shares repurchased             (58,488)      (576,272)     (121,239)    (1,092,771)
                                  ---------    -----------     ---------    -----------
    Net decrease                    (51,148)   $  (504,339)      (83,328)   $  (754,518)
                                  =========    ===========     =========    ===========
CLASS Y
Shares sold                       1,845,476    $18,897,624     5,622,099    $53,272,588
Reinvestment of distributions             -              -         9,857         98,765
Less shares repurchased            (164,351)    (1,676,132)       (4,500)       (42,062)
                                  ---------    -----------     ---------    -----------
    Net increase                  1,681,125    $17,221,492     5,627,456    $53,329,291
                                  =========    ===========     =========    ===========



The accompanying notes are an integral part of these financial statements.   27

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended
                                                             6/30/06     Year Ended  Year Ended  Year Ended  Year Ended Year Ended
                                                           (unaudited)    12/31/05    12/31/04   12/31/03(a)  12/31/02    12/31/01
CLASS A
Net asset value, beginning of period                          $  9.80     $   9.17    $   8.30    $   6.66  $    8.61   $    9.99
                                                              -------     --------    --------    --------  ---------   ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                 $  0.02     $   0.04    $   0.07    $   0.02  $   (0.02)  $   (0.04)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                              0.39         0.62        0.87        1.62      (1.93)      (1.34)
                                                              -------     --------    --------    --------  ---------   ---------
  Net increase (decrease) from investment operations          $  0.41     $   0.66    $   0.94    $   1.64  $   (1.95)  $   (1.38)
Distributions to shareowners:
 Net investment income                                              -        (0.03)      (0.07)          -          -           -
                                                              -------     --------    --------    --------  ---------   ---------
Net increase (decrease) in net asset value                    $  0.41     $   0.63    $   0.87    $   1.64  $   (1.95)  $   (1.38)
                                                              -------     --------    --------    --------  ---------   ---------
Net asset value, end of period                                $ 10.21     $   9.80    $   9.17    $   8.30  $    6.66   $    8.61
                                                              =======     ========    ========    ========  =========   =========
Total return*                                                    4.18%        7.20%      11.38%      24.62%    (22.65)%    (13.81)%
Ratio of net expenses to average net assets+                     1.25%**      1.25%       1.16%       1.40%      1.75%       1.75%
Ratio of net investment income (loss) to average net assets+     0.47%**      0.44%       0.79%       0.21%     (0.28)%     (0.43)%
Portfolio turnover rate                                            91%**        89%        106%         74%         6%         24%
Net assets, end of period (in thousands)                      $ 7,301     $  7,526    $  8,096    $  8,244  $   6,680   $   9,491
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                    1.50%**      1.81%       2.20%       1.96%      2.08%       1.88%
 Net investment income (loss)                                    0.22%**     (0.12)%     (0.25)%     (0.35)     (0.61)%     (0.56)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                    1.25%**      1.25%       1.16%       1.40%      1.75%       1.75%
 Net investment income (loss)                                    0.47%**      0.44%       0.79%       0.21%     (0.28)%     (0.43)%

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

28 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended
                                                             6/30/06     Year Ended  Year Ended  Year Ended  Year Ended Year Ended
                                                           (unaudited)    12/31/05    12/31/04   12/31/03(a)  12/31/02    12/31/01
CLASS B
Net asset value, beginning of period                          $   9.42     $   8.87     $  8.03     $  6.50   $   8.45     $  9.89
                                                              --------     --------     -------     -------   --------     -------
Increase (decrease) from investment operations:
 Net investment loss                                          $  (0.02)    $  (0.05)    $ (0.00)(b) $ (0.04)  $  (0.07)    $ (0.10)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                               0.37         0.60        0.84        1.57      (1.88)      (1.34)
                                                              --------     --------     -------     -------   --------     -------
  Net increase (decrease) from investment operations          $   0.35     $   0.55     $  0.84     $  1.53   $  (1.95)    $ (1.44)
Distributions to shareowners:
 Net investment income                                               -            -       (0.00)(b)       -          -           -
                                                              --------     --------     -------     -------   --------     -------
Net increase (decrease) in net asset value                    $   0.35     $   0.55     $  0.84     $  1.53   $  (1.95)    $ (1.44)
                                                              --------     --------     -------     -------   --------     -------
Net asset value, end of period                                $   9.77     $   9.42     $  8.87     $  8.03   $   6.50     $  8.45
                                                              ========     ========     =======     =======   ========     =======
Total return*                                                     3.72%        6.20%      10.51%      23.54%    (23.08)%    (14.56)%
Ratio of net expenses to average net assets+                      2.15%**      2.15%       1.95%       2.20%      2.45%       2.53%
Ratio of net investment loss to average net assets+              (0.42)%**    (0.46)%      0.00%(b)   (0.59)%    (0.97)%     (1.21)%
Portfolio turnover rate                                             91%**        89%        106%         74%         6%         24%
Net assets, end of period (in thousands)                      $  5,649     $  5,647     $ 6,972     $ 7,532   $  6,613     $ 9,732
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     2.29%**      2.69%       2.98%       2.76%      2.78%       2.66%
 Net investment loss                                             (0.56)%**    (1.00)%     (1.03)%     (1.15)%    (1.30)%     (1.34)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     2.15%**      2.15%       1.95%       2.20%      2.45%       2.51%
 Net investment loss                                             (0.42)%**    (0.46)%      0.00%(b)   (0.59)%    (0.97)%     (1.19)%

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b) Amounts round to less than one cent per share, or for percentages less than 0.01%.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 29

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                             6/30/06   Year Ended Year Ended    Year Ended  Year Ended  Year Ended
                                                           (unaudited)  12/31/05   12/31/04    12/31/03(a)   12/31/02    12/31/01
CLASS C
Net asset value, beginning of period                          $  9.47     $  8.92    $  8.07       $  6.53     $  8.48     $  9.91
                                                              -------     -------    -------       -------     -------     -------
Increase (decrease) from investment operations:
 Net investment loss                                          $ (0.02)    $ (0.05)   $ (0.00)(b)   $ (0.04)    $ (0.07)    $ (0.11)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                              0.37        0.60       0.85          1.58       (1.88)      (1.32)
                                                              -------     -------    -------       -------     -------     -------
  Net increase (decrease) from investment operations          $  0.35     $  0.55    $  0.85       $  1.54     $ (1.95)    $ (1.43)
Distributions to shareowners:
 Net investment income                                              -           -      (0.00)(b)         -           -           -
                                                              -------     -------    -------       -------     -------     -------
Net increase (decrease) in net asset value                    $  0.35     $  0.55    $  0.85       $  1.54     $ (1.95)    $ (1.43)
                                                              -------     -------    -------       -------     -------     -------
Net asset value, end of period                                $  9.82     $  9.47    $  8.92       $  8.07     $  6.53     $  8.48
                                                              =======     =======    =======       =======     =======     =======
Total return*                                                    3.70%       6.17%     10.60%        23.58%     (23.00)%    (14.43)%
Ratio of net expenses to average net assets+                     2.15%**     2.15%      1.92%         2.14%       2.35%       2.45%
Ratio of net investment loss to average net assets+             (0.44)%**   (0.46)%     0.00%(b)     (0.53)%     (0.88)%     (1.12)%
Portfolio turnover rate                                            91%**       89%       106%           74%          6%         24%
Net assets, end of period (in thousands)                      $ 2,613     $ 3,005    $ 3,572       $ 3,989     $ 3,768     $ 5,508
Ratios with no waivers of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                    2.25%**     2.62%      2.94%         2.70%       2.69%       2.57%
 Net investment loss                                            (0.54)%**   (0.93)%    (1.02%)       (1.09%)     (1.22%)     (1.24)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                    2.15%**     2.15%      1.92%         2.14%       2.35%       2.44%
 Net investment loss                                            (0.44)%**  (0.46)%      0.00%(b)     (0.53)%     (0.88%)     (1.11)%

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b) Amounts round to less than one cent per share, or for percentages less than 0.01%.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

30    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended                  8/11/04(a)
                                                    6/30/06    Year Ended      to
                                                  (unaudited)   12/31/05    12/31/04
CLASS Y
Net asset value, beginning of period                 $  9.87      $  9.21    $ 8.01
                                                     -------      -------    ------
Increase from investment operations:
  Net investment income                              $  0.03      $  0.03    $ 0.03
  Net realized and unrealized gain on
   investments                                          0.38         0.65      1.21
                                                     -------      -------    ------
   Net increase from investment operations           $  0.41      $  0.68    $ 1.24
Distributions to shareowners:
  Net investment income                                    -        (0.02)    (0.04)
                                                     -------      -------    ------
Net increase in net asset value                      $  0.41      $  0.66    $ 1.20
                                                     -------      -------    ------
Net asset value, end of period                       $ 10.28      $  9.87    $ 9.21
                                                     =======      =======    ======
Total return*                                           4.15%        7.35%    15.51%(b)
Ratio of net expenses to average net assets+            1.02%**      1.12%     1.01%**
Ratio of net investment income to average
  net assets+                                           0.72%**      0.76%     2.14%**
Portfolio turnover rate                                   91%**        89%      106%
Net assets, end of period (in thousands)             $77,814      $58,070    $2,374
Ratios with no waiver of management fees by
  PIM and no reduction for fees paid indirectly:
  Net expenses                                          1.02%**      1.18%     2.28%**
  Net investment income                                 0.72%**      0.69%     0.86%**
Ratios with waiver of management fees by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          1.02%**      1.12%     1.01%**
  Net investment income                                 0.72%**      0.75%     2.14%**

(a)  Class Y was first publicly offered on August 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(b)  Not Annualized.

The accompanying notes are an integral part of these financial statements.   31

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Research Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks long-term capital growth by investing primarily in domestic equity securities.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Class Y shares were first publicly offered on August 11, 2004. Shares of Class A, Class B, Class C and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substan-

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     tially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks are contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     At June 30, 2006, the Fund had no outstanding portfolio or settlement hedges.

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2005 was as follows:

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                         $122,467
Long-term capital gain                                                         -
                                                                        --------
  Total                                                                 $122,467
                                                                        ========
--------------------------------------------------------------------------------

     The following shows the components of accumulated losses on a federal income tax basis at December 31, 2005.

--------------------------------------------------------------------------------
                                                                        2005
--------------------------------------------------------------------------------
Capital loss carryforward                                             (3,662,805)
Post October Loss Deferral                                                (1,202)
Unrealized appreciation                                                2,636,205
                                                                     -----------
  Total                                                              $(1,027,802)
                                                                     ===========
--------------------------------------------------------------------------------

     The difference between book basis and tax basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $704 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2006.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

G.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Research Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% of the excess over $1 billion.

Through April 30, 2005, PIM had contractually agreed not to impose all or portion of its management fee and, if necessary, to limit other ordinary operating expenses of the Fund to the extent required to reduce Class A expenses to 1.75% of the average daily net assets attributable to Class A shares. Under this agreement, the portion of Fund expenses attributable to Class B, Class C and Class Y shares would be reduced only to the extent such expenses are reduced for Class A shares.

Effective May 1, 2005, PIM has further agreed not to impose all or a portion of its management fee and to assume other operating expenses of the fund to the extent necessary to limit the Fund's expenses to 1.25%, 2.15%, and 2.15%, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These limitations are in effect through May, 1, 2009 for Class A shares and through May 1, 2007 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limit agreement beyond such periods.

In addition, under the management agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2006, $2,154 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $5,929 in transfer agent fees payable to PIMSS at June 30, 2006.

Pioneer Research Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

4. Distribution Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $272 in distribution fees payable to PFD at June 30, 2006.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Effective December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2006, CDSCs in the amount of $2,427 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2006, the Fund's expenses were not reduced under such arrangements.

Pioneer Research Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive Vice
Mary K. Bush                              President
Margaret B.W. Graham                    Vincent Nave, Treasurer
Osbert M. Hood                          Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 31, 2006

* Print the name and title of each signing officer under his or her signature.